Supplement to the
Fidelity® Variable Insurance Products
Floating Rate High Income Portfolio
Initial Class
April 30, 2022
Summary Prospectus

Effective October 1, 2022, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Chandler Perine (co-manager) has managed the fund since October 2022.

VIPFHI-SUM-22-01 1.9906320.100	August 22, 2022

Supplement to the
Fidelity® Variable Insurance Products
Floating Rate High Income Portfolio
Investor Class
April 30, 2022
Summary Prospectus

Effective October 1, 2022, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Chandler Perine (co-manager) has managed the fund since October 2022.

VIPFHI-INV-SUM-22-01 1.9906319.100	August 22, 2022